Related Party Transactions - Schedule of transactions with related parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	¥ 18,453	¥ 22,052	¥ 18,029
Services and products provided to NetEase Group [Member] | Smart devices provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	283	3,016	8,748
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	163,850	42,776	7,925
Services and products provided to NetEase Group [Member] | Other services provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	7,084	7,084	9,588
Services and products provided to NetEase Group [Member] | Fixed assets provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	638	737	936
Services and products purchased from NetEase Group and other related parties [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	121,139	162,522	153,523
Services and products purchased from NetEase Group and other related parties [Member] | Services purchased from other related parties [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	10,023	17,785	9,572
Services and products purchased from NetEase Group and other related parties [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	154	1,037	1,087
Loan related transactions [Member] | Interest expenses on loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	73,090	69,472	45,607
Loan related transactions [Member] | Drawdown of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	487,971	99,289	225,941
Loan related transactions [Member] | Repayment of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	214,038
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	¥ 418	¥ 416	¥ 1,499